GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 15,479	$ 8,585
Acquisitions through business combinations	189	7,446
Impairment	(605)	(111)
Dispositions	(1,091)	(3)
Assets reclassified as held for sale	0	(11)
Foreign currency translation	157	(427)
Balance at end of year	14,129	$ 15,479
Healthcare services
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ (599)